Selected Condensed Consolidating Financial Statements of Parent, Guarantors and Non-Guarantors - Noncash Investing and Financing Activities (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
WRK Co [Member]
Investing activities:
Intercompany notes proceeds	[1]		$ 1,604.9
Intercompany capital investment	[1]		(2,077.0)
Intercompany return of capital	[1]		472.0	$ 393.7
Guarantor Subsidiaries [Member]
Investing activities:
Intercompany notes issued				(28.2)
Intercompany capital investment		$ (34.5)	(2,392.5)	(2,807.7)
Intercompany return of capital		27.7	1,383.4	5,487.7
Financing activities:
Intercompany notes borrowing		16.2	1,604.9
Intercompany notes payments			(1,604.9)
Intercompany capital receipt			1,604.9
Intercompany capital distribution			(472.0)	(393.7)
Non-Guarantor Subsidiaries [Member]
Investing activities:
Intercompany notes issued		(16.2)	(1,604.9)
Intercompany capital investment				(6.5)
Financing activities:
Intercompany notes borrowing				28.2
Intercompany capital receipt		34.5	2,864.6	2,807.7
Intercompany capital distribution		(27.7)	(1,383.4)	(5,481.2)
Eliminations [Member]
Investing activities:
Intercompany notes issued		16.2	1,604.9	28.2
Intercompany notes proceeds			(1,604.9)
Intercompany capital investment		34.5	4,469.5	2,814.2
Intercompany return of capital		(27.7)	(1,855.4)	(5,881.4)
Financing activities:
Intercompany notes borrowing		(16.2)	(1,604.9)	(28.2)
Intercompany notes payments			1,604.9
Intercompany capital receipt		(34.5)	(4,469.5)	(2,807.7)
Intercompany capital distribution		$ 27.7	$ 1,855.4	$ 5,874.9

[1]	Formerly known as WestRock Company. Issuer and Parent as of and for all periods presented.